Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes	Under Hong Kong tax law, Model Queen is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
Loss before provision for income taxes consisted of:	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Cayman	$(13,646,465)	$(5,697,898)	$(7,186,161)
United States	(65,700)	(555,268)	(527,712)
Hong Kong	(253,596)	-	(9,114,811)
Dubai	(29,035,694)	(20,611,097)	(21,020,981)
PRC	-	(77)	-
Loss before provision for income taxes	$(43,001,455)	$(26,864,340)	$(37,849,665)

Schedule of Reconciles the U.S. Statutory Rates to Effective Tax Rate

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended June 30, 2025, 2024 and 2023:

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Federal statutory rate	21.0%	21.0%	21.0%
State statutory rate	5.8%	5.8%	5.8%
Valuation allowance	(6.2)%	(7.4)%	(5.4)%
Others (1)	(20.6)%	(19.4)%	(21.4)%
Effective tax rate	0.0%	0.0%	0.0%
(1)	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	June 30, 2025	June 30, 2024
Deferred tax assets
Net operating loss carryforward in the U.S.	715,416	706,247
Net operating loss carryforward in the UAE	6,360,099	3,746,887
Net operating loss carryforward in Hong Kong	41,862	-
Net operating loss carryforward in PRC	-	19
Valuation allowance	(7,117,377)	(4,453,153)
Total net deferred tax assets	$-	$-